UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1917 Market Street
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April 30, 2012


Robert Brody
1917 Market Street
Denver, CO 80202
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 2
April 30, 2012
(unaudited)

                                             			Market
Common Stocks 99.00%				Shares          Value


Intergrated Petroleum 7.49%


Chevron Corp					  900 	 	   95,904
Petrole Brasileiro				3,000 	 	   70,620
		                                -------------------------
								  166,524


Chemical (specialty) 5.02%

New Market Corp.				  500 	 	  111,610
		                                -------------------------
								  111,610


Drug 4.63%

Novo Nordisk 					  700 	 	  102,914
		                                -------------------------
								  102,914


Retail/Wholesale Food 4.48%

Whole Foods Mkt Inc.				1,200 	 	   99,684
		                                -------------------------
								   99,684


Credit Services 4.23%

Credit Acceptance Corp. *			1,000 	 	   94,030
		                                -------------------------
								   94,030


Steel 4.20%

Cliffs Natural  Resources   			1,500 	 	   93,390
		                                -------------------------
								   93,390


Internet Information 4.08%

Google Inc *				 	  150 	 	   90,785
		                                -------------------------
								   90,785


Hotel/Gaming 4.05%

Penn Natl Gaming *				2,000 	   	   89,960
		                                -------------------------
								   89,960


Restaurant 3.93%

YUM! Brands Inc.				1,200 	 	   87,276
		                                -------------------------
								   87,276


Bank 3.88%

M & T Bank Corp.				1,000 	 	   86,270
		                                -------------------------
								   86,270


Chemical (Basic) 3.82%

Potash Corp.					2,000 	 	   84,960
		                                -------------------------
								   84,960


Bank (Canadian) 3.80%

Toronto Dominion Bank				1,000 	 	   84,450
		                                -------------------------
								   84,450


Phamacy Services 3.76%

Express Scripts Inc. *				1,500 	 	   83,685
		                                -------------------------
								   83,685


Farm & Construction Machinery 3.70%

Deere & Co.					1,000 	 	   82,360
		                                -------------------------
								   82,360


Beverage 3.64%

Diageo Plc ADR					  800 	 	   80,896
		                                -------------------------
								   80,896


Agricultural Chemicals 3.56%

Mosaic Co					1,500 	 	   79,230
		                                -------------------------
								   79,230


Auto 3.55%

Ford Motor     					7,000 	 	   78,960
		                                -------------------------
								   78,960


Biotechnology 3.51%

Gilead Sciences Inc. *				1,500 	 	   78,015
		                                -------------------------
								   78,015


Telecom Equipment 3.45%

Qualcomm Inc.					1,200 	 	   76,608
		                                -------------------------
								   76,608


Houshold Product 3.43%

Church & Dwight Co. Inc.			1,500 	 	   76,200
		                                -------------------------
								   76,200


Independent Oil & Gas 3.13%

Canadian Natural Resources			2,000 	 	   69,500
		                                -------------------------
								   69,500


Jewelry Stores 3.08%

Tiffany & Co.					1,000 	 	   68,460
		                                -------------------------
								   68,460


Steel & Iron 2.99%

Vale Sa ADR 					3,000 	 	   66,600
		                                -------------------------
								   66,600


Diversified Machniery 2.81%

3M Com						  700 	 	   62,552
		                                -------------------------
								   62,552


Personal Computer 2.63%

Apple Inc Com *					  100 	 	   58,424
		                                -------------------------
								   58,424


Petroleum (Producing) 2.16%

Apache Corp.					  500 	 	   47,970
		                                -------------------------
								   47,970





		                                -------------------------
Total Value Common Stocks (cost  $2,174,468)	99.00%	        2,201,313




Cash and Receivable, less liabilities	         1.00%	           22,223

		                                -------------------------

Total Net Assets	                        100.00%         2,223,536
                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities            214,480
Gross Unrealized depreciation on investment securities	         (187,635)
                                                          ---------------
Net  Unrealized depreciation on investment securities	           26,845
Cost of investment securities for federal income tax
purposes                                                        2,174,468

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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	May 8, 2012

	By /s/ Timothy E. Taggart
	Executive Vice President
	May 8, 2012